Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Research and Development Expenses
Research and development expenses
The following table is a summary of manufacturing expenses, clinical, quality and regulatory expenses and other research and development expenses, which are aggregated and presented as research and development expenses in the Group’s consolidated financial statements.

(€’000)	For the year ended December 31,
	2020	2019	2018
Employee expenses	8 564	8 362	7 902
Travel & Living	116	486	467
Clinical study costs	5 555	4 713	4 987
Preclinical study costs	1 976	3 711	2 680
Process development and scale-up	1 056	3 765	2 187
Consulting fees	372	675	1 522
IP filing and maintenance fees	230	260	474
Share-based payments	927	813	1 264
Depreciation	1 511	1 444	848
Rent and utilities	800	746	668
Delivery systems	47	53	117
Others	369	168	461

Total R&D expenses	21 522	25 196	23 577

Summary of General and Administrative Expenses
General and administrative expenses

(€’000)	For the year ended December 31,
	2020	2019	2018
Employee expenses	3 363	3 542	3 312
Share-based payments	1 855	1 962	2 331
Rent	87	66	705
Insurances	1 182	559	392
Communication & Marketing	454	607	676
Consulting fees	1 747	1 532	2 192
Travel & Living	91	331	253
Post employment benefits	19	(33)	(3)
Depreciation	320	345	267
Other	197	159	263

Total General and administration	9 315	9 070	10 387